May 01, 2021
Longleaf Partners Fund
Partners Fund Summary
Investment Objective
Longleaf Partners Fund seeks long-term capital growth.
Fees and Expenses
The following table shows the fees and expenses you may pay to buy and hold shares of the Partners Fund.
Transaction Fees and Expenses(sales charges or loads)(fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example of Fund Expenses.
This example helps compare the cost of investing in the Partners Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and that fund operating expenses are equal to the total annual fund operating expenses after expense reimbursement shown in the table through October 31, 2022, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower than those shown.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Principal Investment Strategy
The Fund seeks superior long-term performance by acquiring equity securities of a limited number of mid-and large- cap U.S. companies that we believe meet our qualitative and quantitative criteria: • Strong businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow; • Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and • Good price that is typically 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied over 44 years. We believe purchasing equities at prices substantially less than their intrinsic worth establishes a margin of safety that should protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value. We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change. The Fund primarily owns common stock or securities convertible into common stock but may purchase other types of securities. The Fund may invest up to 30% of assets in non‑U.S. securities, which could include emerging market issuers, and may achieve its exposure to non‑U.S. securities through investing in American depositary receipts (ADRs). The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.
Principal Investment Risks
The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus. Investment Selection Risk ∎ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it. Corporate Ownership Risks ∎ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds do not successfully address these risks, their business values and stock prices may decline and negatively impact your Fund shares. Stock Market Risk ∎ Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. Equity prices may also fluctuate due to other disruptive events in one or more countries, including but not limited to government shutdowns, war, natural disasters, epidemic/pandemic outbreaks, political uprisings and the like. If the Fund’s price declines and you redeem your shares, you could lose money. Non-Diversification Risk ∎ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held. Non‑U.S. Investment Risks ∎ Non‑U.S. investment risks can include political, economic and social changes, non‑U.S. withholding taxes, exchange controls, confiscation, non‑U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity. In addition, non‑U.S. securities are generally denominated and traded in non‑U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non‑U.S. securities may be affected by changes in exchange rates between non‑U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations. Non‑U.S. investment risks may be more pronounced in emerging markets and may also include possible sanctions by governmental bodies and other entities.
Performance
The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Free updated performance information can be obtained at southeasternasset.com/mutual-fund-performance/ or (800) 445‑9469.
Past Fund Performance Total Return (%)
Best Quarterin last 10 years. 4th Quarter of 2020 22.75% Worst Quarterin last 10 years. 1st Quarter of 2020 (28.87)%
Average Annual Total Returns at December 31, 2020